SCHEDULE OF EXCHANGE CURRENCY RATES (Details)	Jun. 30, 2024	Jun. 30, 2023
Year End United States [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
S$ to US$ Average Rate	1.3552	1.3523
Average Rate United States [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
S$ to US$ Average Rate	1.3482	1.3642